Rental Expense and Lease Commitments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2013	Dec. 30, 2012	Jan. 01, 2012
Minimum rental payments under operating leases
2014	$ 286
2015	238
2016	186
2017	110
2018	85
After 2018	87
Total	992
Rental Expense and Lease Commitments (Textual) [Abstract]
Rentals under operating leases	$ 363	$ 375	$ 313